Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2018
Financing Income (Expenses), Net [Abstract]
Schedule of financing income (expenses), net
	Year ended December 31
	2018	2017	2016
	US Dollars

Change in fair value of warrants liability and fair value of warrants expired (see Note 9)	$925,910	$(1,101,229)	$117,577
Inducement related to warrants exercised	-	(166,500)	-
Expenses related to issuing warrants	-	-	(34,272)
Exchange rate differences and other finance income (expenses)	45,427	(70,029)	(7,877)
Liability for minimum royalty expenses	(50,000)	--	--
Financing income (expenses), net	$921,337	$(1,337,758)	$75,428